Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 12 – Subsequent Events

The Board appointed Daron Evans as the Company’s President and Chief Executive Officer, as well as its Acting Chief Financial Officer, effective April 15, 2015. Upon his appointment as President and Chief Executive Officer, Mr. Evans resigned as Chairman of the Board. Lawrence J. Centella, a member of the Board since 2001, was appointed Chairman of the Board. Mr. Evans succeeds Paul A. Mieyal, who had been serving as the Company’s Acting President, Chief Executive Officer and Chief Financial Officer since January 2015. Dr. Mieyal resigned from such offices as of the Effective Date, but continues to serve as a member of the Board.

The terms of Mr. Evans’ employment with the Company are set forth in an Employment Agreement dated as of April 15, 2015 (the “Employment Agreement”). The Employment Agreement provides for a four-year term expiring on April 14, 2019 (the “Term”), unless sooner terminated by either party. Pursuant to the Employment Agreement, Mr. Evans will receive an initial annualized base salary of $240,000 and will be eligible to receive an annual performance bonus of up to 30% of his annualized base salary. At such time that the Company begins trading its shares on a national securities exchange, the Board may review and adjust Mr. Evans’ base salary to a market competitive level. In addition, Mr. Evans was granted a 10-year stock option to purchase an aggregate of 2,184,193 shares of the Company’s common stock pursuant to the Company’s 2015 Equity Incentive Plan. 50% of the options will vest upon the achievement of annual revenue targets of $3,000,000, $6,000,000 and $10,000,000; 15% of the options will vest upon the Company listing on a national securities exchange; and 35% of the options will vest over four years in 16 equal, quarterly installments. The option is exercisable at a price of $0.60 per share, which represents the closing sale price of the Company’s common stock on April 15, 2015.

On May 4, 2015, the Company entered into a Second Amendment to License and Supply Agreement (the “Second Amendment”) with Medica S.p.A. (“Medica”). Pursuant to the Second Amendment, the Company and Medica agreed that the total minimum amount of purchases by the Company from Medica for calendar year 2015 will be €1,000,000 (approximately $1,085,000). Additionally, the Company and Medica agreed that Italy will continue to be excluded from the worldwide license, and that, until December 31, 2022, the Company will pay Medica a royalty of 3% of net sales, in addition to any other payments required, except that if the Company sublicenses to a third party the right to market and sell its HydraGuard products, the Company will pay Medica a fee of €2.00 (approximately $2.17) per HydraGuard unit in lieu of the 3% royalty.

On May 6, 2015, the Company entered into a Sublicense Agreement with CamelBak Products, LLC (“CamelBak”). Under this Sublicense Agreement, the Company granted to CamelBak an exclusive, non-transferable, worldwide (with the exception of Italy) sublicense and license, in each case solely to market, sell, distribute, import and export the Company’s HydraGuard individual water treatment devices. The sublicensed intellectual property is licensed to the Company by Medica pursuant to the License and Supply Agreement, as amended, between the Company and Medica, which granted the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell certain filtration products based upon Medica’s proprietary Medisulfone ultrafiltration technology in combination with the Company’s filtration products, which includes the HydraGuard individual water treatment devices.

In exchange for the rights granted to CamelBak, CamelBak agreed to pay the Company a percentage of the gross profit on any sales made to a branch of the U.S. military, subject to certain exceptions, and to pay the Company a fixed per-unit fee for any other sales made. CamelBak is also required to meet or exceed certain minimum annual fees payable to the Company, and if such fees are not met or exceeded, the Company may convert the exclusive sublicense to a non-exclusive sublicense with respect to non-U.S. military sales. Additionally, the Company has the right to terminate the sublicense with respect to a specific geographic area if CamelBak enters into an agreement or otherwise obtains or develops the rights to market or sell a product that competes with the HydraGuard individual water treatment devices in such geographic area. If the Company does not terminate the sublicense in such situation, and the sales of the competing product in such geographic area exceed the sales of the HydraGuard individual water treatment devices in the same area during any full calendar year, the Company may convert the exclusive sublicense to a non-exclusive sublicense solely with respect to such geographic area. The Sublicense Agreement will expire on December 31, 2022, unless earlier terminated in accordance with the terms of the Sublicense Agreement.

On May 7, 2015, the Board appointed Malcolm Persen as a director of the Company. Mr. Persen was also appointed to serve as the Chair of the Audit Committee of the Board. The Company will provide Mr. Persen with the standard compensation and indemnification approved for non-employee directors.

On May 12, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers identified therein. Pursuant to the Purchase Agreement, the Company agreed to issue and sell, and the purchasers agreed to purchase, an aggregate of approximately 1.8 million shares at a price of $0.67 per share for total gross proceeds of approximately $1.2 million. In addition, the Company will issue to the purchasers warrants to purchase approximately 0.9 million shares of common stock. The warrants will have an exercise price of $0.85 per share and will be exercisable for 5 years from the closing date. The purchase and sale of the shares and warrants is expected to close on or about May 15, 2015, subject to satisfying customary closing conditions.

Note 15 - Subsequent Events

On January 4, 2015, the Board of Directors appointed Daron Evans, a member of the Board, to serve as Chairman of the Board. Also on January 4, 2015, the Board of Directors appointed Paul A. Mieyal, a member of the Board, to serve as the Acting President, Acting Chief Executive Officer, Acting Chief Financial Officer and Acting Secretary of the Company. Dr. Mieyal succeeded John C. Houghton, whose separation of employment as President, Chief Executive Officer and Acting Chief Financial Officer of the Company was effective on January 4, 2015. In addition, Mr. Houghton resigned as a member of the Board, effective on January 4, 2015. The resignation as a member of the Board was not due to any disagreement by or with Mr. Houghton on any matter relating to the Company’s operations, policies or practices. In connection with his separation from employment with the Company, Mr. Houghton entered into a Separation Agreement and General Release (the “Agreement”). Pursuant to the Agreement, Mr. Houghton is entitled to six months severance and is permitted to exercise his vested unexpired stock options for ninety days following January 4, 2015. During the severance term, Mr. Houghton will be subject to customary non-competition, non-solicitation and confidentiality restrictions.